CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS
NOTE 6 – CASH AND CASH EQUIVALENTS
Cash and cash equivalents include cash assets, bank deposits and financial investments. The balance of this line item, as recorded in the cash flow statement, can be reconciled to the corresponding balance sheet items, as demonstrated below:

	12/31/2025	12/31/2024
Cash and Banks	78,240	179,907
Financial Investments	16,339,620	26,392,615
	16,417,860	26,572,522
Financial investments consist of bank deposit certificates (CDBs) and fixed‑income investment funds, which are substantially indexed to the CDI rate, with an average yield equivalent to 101.58% of that index (101.13% as of December 31, 2024).
Accounting Policy
Cash comprises cash on hand and demand deposits. Cash equivalents comprise financial investments with original maturities of up to 90 days from the acquisition date, which are highly liquid, readily convertible into a known amount of cash and subject to an insignificant risk of changes in value.